Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,324,910	₩ 3,869,769
Acquisition	106,069	132,894
Disposal	(4,307)	(8,318)
Transfer	295,653	189,224
Amortization	(851,449)	(858,037)
Impairment	(9,739)	(13,084)
Business combination		12,462
Ending balance	2,861,137	3,324,910
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,082,432	2,559,689
Amortization	(475,826)	(477,257)
Ending balance	1,606,606	2,082,432
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,224	2,732
Acquisition	155
Disposal	(15)
Transfer	40
Amortization	(817)	(1,508)
Ending balance	587	1,224
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	51,792	55,954
Acquisition	4,563	13,428
Disposal	(350)	(823)
Transfer	0	(103)
Amortization	(4,530)	(4,324)
Impairment	(5,321)	(12,343)
Business combination		3
Ending balance	46,154	51,792
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	284	200
Amortization	(234)	(573)
Impairment	(1)
Business combination		657
Ending balance	49	284
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14,997	17,874
Acquisition	1,884	1,396
Disposal	(16)	(2)
Transfer	981	252
Amortization	(3,533)	(4,523)
Ending balance	14,313	14,997
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	300,181	327,257
Amortization	(27,031)	(27,076)
Ending balance	273,150	300,181
Club memberships [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	91,971	88,494
Acquisition	7,619	9,926
Disposal	(2,174)	(7,113)
Transfer	65
Impairment	(295)	(725)
Business combination		1,389
Ending balance	97,186	91,971
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	782,029	817,569
Acquisition	91,848	108,144
Disposal	(1,752)	(380)
Transfer	294,567	189,075
Amortization	(339,478)	(342,776)
Impairment	(4,122)	(16)
Business combination		10,413
Ending balance	₩ 823,092	₩ 782,029